CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (642,374)		$ (101,329)	¥ (327,971)	¥ (2,223,638)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	333,550		52,616	351,129	338,468
Provision for/(reversal of) loan receivables and prepayments and other current assets	(151)		(24)	5,615	19,495
(Gains)/losses on disposal of property and equipment	448		71	(1,468)	(666)
Foreign exchange loss/(gain)	(1,214)		(192)	(5,574)	4,136
Goodwill impairment	186,504	[1],[2]	29,420		1,382,149
Impairment for intangible assets	48,890		7,712	0	0
Share-based compensation expenses	12,458		1,965	26,295	32,185
Deferred income tax benefit	(15,962)		(2,518)	(4,644)	(2,709)
Loss/(gain) from investments, net	(232)		(37)	(86,497)	66,550
Share of results of equity investee	539		85	(36)	114,104
Changes in operating assets and liabilities:
Prepayments and other current assets	22,157		3,495	21,184	61,182
Loan receivables - service fee	1,211		191	51	11
Inventories	161		26	2,686	2,116
Amounts due from related parties	141		22	(90)	1,732
Other non-current assets	(442)		(70)	(2,627)	(13,486)
Accounts payable	(1,505)		(237)	2,857	(909)
Salary and welfare payable	7,839		1,237	(1,683)	(16,080)
Taxes payable	1,474		233	(4,784)	498
Advances from customers	667		105	(26)	(1,074)
Amounts due to related parties	(1,540)		(243)	(5,784)	2,625
Accruals and other current liabilities	(67,028)		(10,576)	(46,564)	(78,478)
Net cash used in operating activities	(114,409)		(18,048)	(77,931)	(311,789)
Cash flows from investing activities:
Purchase of property, equipment and software	(55,138)		(8,698)	(152,648)	(10,430)
Purchase of intangible assets	0		0	(13,103)	(52,433)
Disposal of property and equipment	133		21	1,917	2,045
Disposal of long-term investment	5,279		833	104,399
Purchase of short-term investments	(1,783,441)		(281,331)	(2,077,485)	(1,276,000)
Proceeds from sale of short term investments	1,842,401		290,632	2,055,608	1,250,000
Cash paid for long-term investments	(34,564)		(5,452)	(23,000)	(15,575)
Cash paid for loan originations	(1,073,006)		(169,263)	(1,705,401)	(1,737,413)
Cash received from loan repayments	1,148,415		181,158	1,713,050	1,726,656
Acquisition of subsidiaries, net of cash acquired	(36,132)		(5,700)
Net cash (used in)/provided by investing activities	13,947		2,200	(96,663)	(113,150)
Cash flows from financing activities:
Proceeds from short-term borrowing	10,139		1,599
Cash payment of remaining issuance cost for IPO	0		0		(873)
Return of the proceeds withdrawn by employees for deemed exercise of share options	0		0		(23,602)
Proceeds from exercise of share options				609	1,709
Cash payment for repurchase of ordinary shares (Note 16)	(9,689)		(1,528)	(119,858)	(6,566)
Net cash (used in)/provided by financing activities	450		71	(119,249)	(29,332)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(3,455)		(544)	(20,647)	33,929
Net decrease in cash and cash equivalents and restricted cash	(103,467)		(16,321)	(314,490)	(420,342)
Cash and cash equivalents and restricted cash at beginning of year	542,884		85,638	857,374	1,277,716
Cash and cash equivalents and restricted cash at end of year	439,417		69,317	542,884	857,374
Supplemental disclosures of cash flow information:
Cash paid for income taxes	(920)		(145)	¥ (13,889)	¥ (1,130)
Cash paid for interest	¥ (787)		$ (124)

[1]	Goodwill impairment
[2]	The cross-border business was terminated in the year ended March 31, 2017.